[USAA       9800 Fredericksburg Road
EAGLE       San Antonio, Texas 78288
LOGO (R)]


April 21, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   USAA MUTUAL FUNDS TRUST
      (formerly USAA State Tax-Free Trust)
      1940 Act File No. 811-7852
      Preliminary Proxy Materials

Dear Sir or Madam:

         Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the Exchange Act), we enclose for filing on behalf of USAA Mutual Funds Trust (the Trust), the preliminary proxy materials (including a letter to shareholders and summary document, the notice of meeting, proxy statement, and form of proxy) to be used in connection with a Special Meeting of Shareholders scheduled to be held in July 2006. This proxy statement covers proposals applicable to each series of the Trust. Each copy of the proxy statement and form of proxy has been marked "Preliminary Copy" in accordance with Rule 14a-6(e) under the Exchange Act.

         The purpose of the Special Meeting of Shareholders is (1) to re-elect the current trustees of the Trust; and (2) to reorganize each series of USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., and USAA Investment Trust into a single legal entity, USAA Mutual Funds Trust (formerly known as USAA State Tax-Free Trust).

         Pursuant  to  Rule  14a-6(b)   under  the  Exchange  Act,  the  Company
represents that it intends to mail definitive copies of the proxy materials to shareholders on or about May 26, 2006.

         Should you have any questions with respect to this material, please call me at (210) 498-4628 or Eileen Smiley at (210) 498-4103.

                                        Sincerely,


                                        /s/ JAMES L. LOVE
                                        James L. Love
                                        Executive Director Counsel

Enclosures

cc:    Kirkpatrick & Lockhart, Nicholson Graham LLP